SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent event - Short-term credit facility $ in Thousands	1 Months Ended
Jul. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Crédit facility face amount	$ 9,750
Interest rate basis	a prime based variable interest rate